Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Consolidated Debt Obligations

The following table presents our consolidated debt obligations at the dates indicated. The MEMP Segment debt included in the table below is nonrecourse to the Company.

	December 31,	December 31,
	2014	2013
	(In thousands)
MRD Segment:
MRD $2.0 billion revolving credit facility, variable-rate, due June 2019	$183,000	$—
WildHorse Resources $1.0 billion revolving credit facility, variable-rate, terminated June 2014	—	203,100
WildHorse Resources $325.0 million second lien term facility, variable-rate, terminated June 2014	—	325,000
10.00%/10.75% senior PIK toggle notes redeemed June 2014	—	350,000
5.875% senior unsecured notes, due July 2022 (1)	600,000	—
10.00%/10.75% senior PIK toggle notes unamortized discounts	—	(6,950)
Subtotal	783,000	871,150

MEMP Segment:
MEMP $2.0 billion revolving credit facility, variable-rate, due March 2018	412,000	103,000
7.625% senior notes, fixed-rate, due May 2021 (2)	700,000	700,000
6.875% senior unsecured notes, due August 2022 (3)	500,000	—
Unamortized discounts	(16,587)	(10,933)
Subtotal	1,595,413	792,067
Total long-term debt	$2,378,413	$1,663,217

(1)

The estimated fair value of this fixed-rate debt was $534.0 million at December 31, 2014. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

(2)

The estimated fair value of this fixed-rate debt was $563.5 million and $721.0 million at December 31, 2014 and 2013, respectively. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

(3)

The estimated fair value of this fixed-rate debt was $380.0 million at December 31, 2014. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

Borrowing Base Credit Facility

The borrowing base for MRD’s and MEMP’s revolving credit facility was the following at the date indicated:

December 31,
2014
MRD Segment:
MRD $2.0 billion revolving credit facility, variable-rate, due June 2019	$725,000
MEMP Segment:
MEMP $2.0 billion revolving credit facility, variable-rate, due March 2018	1,440,000

Summary of Weighted-Average Interest Rates Paid On Variable-Rate Debt Obligations

The following table presents the weighted-average interest rates paid on our consolidated and combined variable-rate debt obligations for the periods presented:

	For the Year Ended December 31,
	2014	2013	2012
MRD Segment:
MRD revolving credit facility	1.99%	n/a	n/a
MRD LLC revolver terminated December 2013	n/a	3.17%	4.11%
Classic revolving credit facility terminated November 2012	n/a	n/a	4.50%
WildHorse Resources revolver terminated June 2014	4.04%	2.30%	3.00%
WildHorse Resources second lien terminated June 2014	6.44%	7.60%	n/a
Black Diamond terminated November 2013	n/a	3.97%	3.62%
MEMP Segment:
MEMP revolving credit facility	2.67%	3.25%	2.74%
WHT revolver terminated March 2013	n/a	2.29%	2.60%
Tanos revolver terminated April 2013	n/a	3.10%	2.31%
REO revolving credit facility terminated December 2012	n/a	n/a	3.40%
Stanolind revolver paid off by MEMP October 2013	n/a	3.52%	3.76%
Boaz revolver terminated October 2013	n/a	2.97%	3.12%
Crown revolver terminated October 2013	n/a	3.38%	4.20%
Propel Energy revolver paid off by MEMP October 2013	n/a	3.08%	3.28%

Summary of Unamortized Deferred Financing Costs Associated with Consolidated Debt Obligations

Unamortized deferred financing costs associated with our consolidated debt obligations were as follows at the dates indicated:

	December 31,	December 31,
	2014	2013
	(In thousands)
MRD Segment:
MRD revolving credit facility	$4,285	$—
MRD senior notes	12,455	—
WildHorse Resources revolving credit facility	—	2,436
WildHorse Resources second lien term loan	—	9,030
PIK notes	—	8,261
MEMP Segment:
MEMP revolving credit facility	6,468	5,413
2021 Senior Notes	13,308	15,053
2022 Senior Notes	7,958	—
	$44,474	$40,193